Discontinued Operations (Income Statement Disclosure) (Details) - USD ($) $ in Millions		3 Months Ended									12 Months Ended
		May. 31, 2015	[1]	Feb. 22, 2015	Nov. 23, 2014	Aug. 24, 2014	May. 25, 2014	Feb. 23, 2014	Nov. 24, 2013	Aug. 25, 2013	May. 31, 2015		May. 25, 2014	May. 26, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax expense											$ 344.8		$ 32.3	$ 72.7
Earnings from discontinued operations, net of tax		$ (12.8)		$ 5.4	$ (2.0)	$ 522.5	$ 38.1	$ 23.1	$ 13.8	$ 28.0	513.1	[2]	103.0	174.6
Discontinued Operations, Disposed of by Sale | Red Lobster
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales											400.4		2,472.1	2,630.9
Restaurant and marketing expenses											353.0		2,134.1	2,212.4
Depreciation and amortization											0.2		124.6	116.4
Other costs and expenses	[3]										(810.7)		78.1	54.8
Earnings before income taxes											857.9		135.3	247.3
Income tax expense											344.8		32.3	72.7
Earnings from discontinued operations, net of tax											$ 513.1		$ 103.0	$ 174.6

[1]	The quarter ended May 31, 2015 consisted of 14 weeks while all other quarters consisted of 13 weeks.
[2]	The year ended May 31, 2015 consisted of 53 weeks while the year ended May 25, 2014 consisted of 52 weeks.
[3]	Amounts for fiscal year ended May 31, 2015 include the gain recognized on the sale of Red Lobster.